Intangible Liabilities/Assets - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Liabilitiesassets - Charter Agreements
Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Liabilities (Table)

	December 31, 2022	December 31, 2021
Opening balance	$55,376	$4,462
Additions	—	96,344
Amortization	(41,158)	(45,430)
Total	$14,218	$55,376

Intangible Liabilities/ Assets - Charter Agreements - Schedule of Intangible Assets (Table)

	December 31, 2021	December 31, 2020
Opening balance	$—	$1,467
Amortization	—	(1,467)
Total	$—	$—

Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)
Amount
December 31, 2023	$8,556
December 31, 2024	5,113
December 31, 2025	549
$14,218